As filed with the Securities and Exchange Commission on March 21, 2014

Registration Nos. 333-111901

811-06017

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 27	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 38	☒

ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC.

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor, Philadelphia, PA 19103

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(800) 387-6977

Lucia Sitar, Esq.

c/o Aberdeen Global Select Opportunities Fund Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Jay G. Baris, Esq.

Morrison & Foerster LLP

1290 Avenue of the Americas

New York, NY 10104

It is proposed that this filing will become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on March 1, 2014  pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 27 to the Registration Statement of Aberdeen Global Select Opportunities Fund Inc. (the “Corporation”) hereby incorporates Parts A, B and C from the Corporation’s PEA No. 26 on Form N-1A filed on February 28, 2014.  This PEA No. 27 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 26 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 27 for Aberdeen Global Select Opportunities Fund Inc. to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 27 for Aberdeen Global Select Opportunities Fund Inc. to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on March 21, 2014.

ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC.

By:	Gary Marshall*
Gary Marshall
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Gary Marshall*	Trustee, President and	March 21, 2014
Gary Marshall	Chief Executive Officer

Andrea Melia*	Chief Financial Officer and Treasurer	March 21, 2014
Andrea Melia

Antoine Bernheim*	Trustee, Chairman of the	March 21, 2014
Antoine Bernheim	Board

Thomas Gibbons*	Trustee	March 21, 2014
Thomas Gibbons

Cynthia Hostetler*	Trustee	March 21, 2014
Cynthia Hostetler

Robert S. Matthews*	Trustee	March 21, 2014
Robert S. Matthews

Peter Wolfram*	Trustee	March 21, 2014
Peter Wolfram

*By:	/s/ Lucia Sitar
Lucia Sitar

(*As Attorney-in-Fact pursuant to Powers of Attorney filed as an exhibit to the Post-Effective Amendment as filed with the SEC via EDGAR on February 28, 2014.)

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase